Supplementary information, Analysis of revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Geographical areas [Abstract]
Revenue	$ 2,899.9	$ 3,001.0	$ 3,348.4
Non-current assets	8,439.5	9,605.0
UK [Member]
Geographical areas [Abstract]
Revenue	160.0	173.0	206.9
USA [Member]
Geographical areas [Abstract]
Revenue	1,263.0	1,289.8	1,523.0
Non-current assets	2,798.3	3,301.0	4,623.0
Germany [Member]
Geographical areas [Abstract]
Revenue	223.0	218.7	220.7
Canada [Member]
Geographical areas [Abstract]
Revenue	110.3	108.0	115.9
France [Member]
Geographical areas [Abstract]
Revenue	100.7	101.4	123.3
Japan [Member]
Geographical areas [Abstract]
Revenue	95.6	96.9	108.6
Other [Member]
Geographical areas [Abstract]
Revenue	947.3	1,013.2	1,050.0
Non-current assets	$ 5,641.2	$ 6,304.0	$ 8,192.2